Note 22 - Income Taxes (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Net deferred tax assets	$ 69,644	$ 51,141
Entities that have had a loss for tax purposes in either 2016 or 2015, or both [member]
Statement Line Items [Line Items]
Net deferred tax assets	69,600	51,100
Deductible temporary differences for which no deferred tax asset is recognised	$ 236,500	$ 379,300